Schedule of Estimated Amortization Expense (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 4,471,467
2026	2,396,467
2027	1,280,623
2028	712,208
2029	643,941
Thereafter	3,064,460
Total	$ 12,569,165	$ 17,681,874